INVENTORIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Impairment of inventory	$ 32,000	$ 4,900